UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21726

Parr Family of Funds

(Exact name of registrant as specified in charter)

5100 Poplar Avenue, Suite 3117 Memphis, TN	38137
(Address of principal executive offices)	(Zip code)

Matrix Capital Group, Inc.
630 Fitzwatertown Road
Building A, Second Floor
Willow Grove, PA 19090-1904

(Name and address of agent for service)

Registrant's telephone number, including area code: 901.680.5266

Date of fiscal year end:  04/30/2009

Date of reporting period: 04/30/2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB")  control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.	REPORTS TO SHAREHOLDERS

The Annual report to Shareholders for the period ended April 30, 2009 pursuant to rule 30e-1 under the Investment Company Act of 1940, as amended (17 CFR 270.30e-1) is filed herewith.

中国

THE USX CHINA FUND

ANNUAL REPORT

April 30, 2009

For additional information call Toll Free: (877) -CHINA35
(877) - 244-6235

Parr Family of Funds	ANNUAL REPORT

May 21, 2009

Dear Shareholders,

I am pleased to present the Annual Report for The USX China Fund (the “Fund”) for the year ended April 30, 2009.  The Fund’s average annual total returns since inception were (10.33)%* and (10.01)% for Class A and Class C shares, respectively.  Class A shares commenced operations on September 23, 2005 while Class C shares commenced operations on July 1, 2005.  The average annual total returns for the S&P 500 Total Return Index** for those same periods were (6.84)% and (5.92)%, respectively.  The average annual total returns for the MSCI AC Asia Pacific Ex Japan Index** for those same periods were 2.48% and 4.21%, respectively.  The average annual total returns for the Halter USX China Index** for those same periods were 7.80% and 8.20%, respectively.  The Fund’s returns during the fiscal year ended were (54.41)% and (54.74)% for Class A and Class C shares, respectively.  The returns for the S&P 500 Total Return Index, MSCI AC Asia Pacific Ex Japan Index and Halter USX China Index during the same period were (35.31)%, (40.65)% and (39.29)%, respectively.

China has been trying to grow their economy since the first of the year by lowering interest rates, capital reserves of banks and taxes on real estate gains. So far, we believe China has been successful, as the 1st quarter GDP ending March 31, 2009 showed a gain of 6.3% versus a loss of (6.1)% GDP in the USA.  Furthermore, the U.S. Dollar has deteriorated and the Chinese Yuan has strengthened due to a larger than expected trade deficit between the two countries.  We still believe that a dramatic consumer oriented portfolio of People’s Republic of China companies will outperform the U.S. in both the short-term and long-term.  Healthcare and infrastructure are priorities of the Chinese Government stimulus package, and we will invest accordingly.  China’s total stimulus package is $586 billion (7%) of GDP, the largest percentage of GDP in the world, but we believe that China is well-positioned to manage its stimulus due to, among other things, its relatively strong cash position.

The Fund’s top five holdings as of April 30, 2009 were as follows:

1.	China-Biotics, Inc.	13.51%
2.	Universal Travel Group	9.04%
3.	Shengtai Pharmaceutical, Inc.	7.84%
4.	Wuhan General Group China, Inc.	7.54%
5.	Fuqi International, Inc.	6.21%

As of April 30, 2009 the industry areas of the Fund’s portfolio reflected domestic companies with the following weightings:

1.	Education, Healthcare, Biotechnology & Pharmaceuticals	27.58%
2.	Electronics & Electrical Equipment & Components	15.72%
3.	Food & Beverage	10.59%
4.	Computer & Internet Related Services & Technology	9.82%
5.	Entertainment & Leisure	9.04%
6.	Wire & Cable Products, Machinery	7.54%
7.	Retail	6.21%
8.	Manufacturing	4.32%
9.	Chemicals	3.27%
10.	Real Estate & Building Materials	3.17%
11.	Energy & Natural Resources	1.57%

The percentages in the above tables are based on market value of the Fund’s portfolio as of April 30, 2009 and are subject to change.

Throughout the last twelve months, the global economy has been dramatically slowed by the bursting of the credit and debt bubble (mostly in the USA, Japan and Western Europe).  In response, most countries have printed massive amounts of paper money in an effort to bail out mistakes and failures of the past.  Only China’s stimulus package, which is targeted to keep GDP growth for 2009 at +6-8%, can be called a “buildout”; China’s banks needed no bailouts (i.e., they did not need any printed paper money to survive), nor did their auto industry need any bailouts.  In fact, 4 of the top 10 banks in the world are Chinese and all are profitable.  Plus, the domestic Chinese auto market has surpassed the domestic USA auto market to become #1 in unit sales in the world, with annualized unit sales of 12 million per year versus 8 million per year here in the USA domestic market.

The GDP of China continues to grow at high single digits versus very large negative growth rates in developed Western countries.  The Chinese government continues to lower interest rates (5 times in the last 6 months) and bank capital reserves are now 15.5%, down from a high of 17%.  The continual lowering of interest rates has caused the Shanghai market, which had dropped more than 70% from the peak in 2007, to gain 45% from its low in October 2008.  Price/earnings ratios have dropped from 70 times earnings per share to 13 times earnings per share on the Shanghai exchange.  This event has crossed the Pacific and has had the effect of lowering Chinese ADR’s price/earnings ratios to single digits, causing the value of the Fund to decrease as earnings are priced cheaper even with the companies owned by the Fund reporting very high growth of revenue and earnings for their 4th quarter of 2008 and 1st quarter of 2009.

Parr Family of Funds	ANNUAL REPORT

Year to date 2009 the Fund has lost 19.65% of its value while America’s S&P 500 has only lost about 7.32%.  The Halter USX China Index decreased 39%, and the MSCI AC Asia Pacific Ex Japan Index decreased 41% for the fiscal year versus the Fund’s loss of 56%.  The difference in performance is mainly attributable to the Fund’s policy of not having financial institution representation in the Fund’s holdings.  The Halter USX China Index and MSCI AC Asia Pacific Ex Japan Index both hold the entire banking group, which now has several large NYSE-listed banks, while the Fund does not own any of them.  Currently, we do not believe in investing in this sector of the market, which is under direct government control and limits most of its loans to only the largest state owned enterprises (SOE’s).  We feel the government is possibly wasting money which could produce large loan losses in the future with these banks.  Instead, we believe the loans to small, private enterprises and individuals would help develop the domestic economy and lessen China’s dependence on exports, a very large positive for the future.  Therefore, the Fund had short-term underperformance, but we still believe in the investing approach of concentrating on companies that will grow with the Chinese domestic economy.  For the fiscal year ended April 30, 2008 to April 30, 2009 the Fund has decreased; but there was a large rebound from the first week of March when the NAV was at $4.03 to today with the NAV at $5.79, a gain from the NAV lowpoint of 44%.

We continue to believe the People’s Republic of China is still the best country to invest in due to the country’s superior GDP vs. EDP growth, fast-growing middle class with higher incomes, and little to no debt.  We believe the commodity inflation imported into the People’s Republic of China from the west will decline as western countries remain in recession or recession-like economies.  As manager of the Fund, I have positioned the Fund to focus on domestically-oriented companies.  Earnings of the companies in our portfolio have consistently met or exceeded expectations, and we have confidence they will continue to do so for the remainder of 2009 and 2010.  If the single digit price-to-earnings ratio they now trade at holds, we could be in a position to substantially narrow our year-to-date loss during the rest of 2009.

Thank you for your support and continued faith in our ability to guide your investments.

Your Mainland China Fund Manager,
Stephen L. Parr
Senior Portfolio Manager and President of The USX China Fund

This report is intended for the shareholders of The USX China Fund. It may not be distributed to prospective investors unless it is preceded or accompanied by the Fund’s current prospectus, a copy of which may be obtained at http://www.theusxchinafund.com or by calling 1-877-244-6235.

Investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. Please consider the Fund’s objective, risk, charges and expenses carefully before investing in the Fund. The prospectus contains information about those and other important matters relating to the Fund.  Please read the prospectus carefully before you invest.

The performance information quoted in this annual report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.  To obtain performance data current to the most recent month end, please call 1-877-244-6235.

* The Class A returns shown above do not take into account any sales charges (“loads”).  The Class A returns adjusted for sales loads were (11.47)% and (56.46)% for the since inception and one-year returns, respectively.  The maximum sales charge for Class A shares is 4.50%.  Class A shareholders pay a 0.50% contingent deferred sales charge (“CDSC”) if Class A purchases exceeding $3 million are redeemed within one year of purchase.  Class C shareholders pay a 1.00% CDSC if shares are redeemed within one year of purchase.

** The S&P 500 Total Return Index by Standard & Poor’s Corp. is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally. The MSCI AC Asia Pacific Excluding Japan Index by Morgan Stanley Capital International is a capitalization weighted index that monitors the performance of stocks from the Asia Pacific region excluding the country of Japan. The Halter USX China Index by the Halter Financial Group is a modified market capitalization weighted index comprised of U.S. exchange listed securities of companies that derive a majority of their revenues from the People’s Republic of China.  Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and individuals cannot invest directly in any index.

Total Fund operating expense ratios as stated in the current Fund prospectus dated November 4, 2008 for the Class A and Class C shares were as follows:
The USX China Fund Class A shares, gross of fee waivers or expense reimbursements	2.36%
The USX China Fund Class A shares, after waiver and reimbursement ***	2.26%
The USX China Fund Class C shares, gross of fee waivers or expense reimbursements	3.11%
The USX China Fund Class C shares, after waiver and reimbursement ***	3.01%

*** The Adviser has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund’s annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, costs of investing in underlying funds and extraordinary expenses) to 2.25% of the average daily net assets of the Fund’s Class A shares and 3.00% of the average daily net assets of the Fund’s Class C shares through April 30, 2009.  Total Gross Operating Expenses (Annualized) during the year ended April 30, 2009 were 3.04% for the Class A shares and 3.71% for the Class C shares.  Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 4) sections of this report for gross and net expense related disclosure during the year ended April 30, 2009.

Parr Family of Funds	ANNUAL REPORT

COMPARISON OF A $10,000 INVESTMENT IN THE USX CHINA FUND, THE S&P 500 TOTAL RETURN INDEX, THE MSCI AC ASIA PACIFIC EXCLUDING JAPAN INDEX AND THE HALTER USX CHINA INDEX

Average Annual Total Return
		One Year Ended	Commencement of Operations
		April 30, 2009	through April 30, 2009
Class A(1)	With sales charge	(56.46)%	(11.47)%
	Without sales charge	(54.41)%	(10.33)%
Class C(2)	With contingent deferred sales charge	(55.20)%	(10.01)%
	Without contingent deferred sales charge	(54.74)%	(10.01)%
S&P 500 Total Return(3)		(35.31)%	(5.92)%
MSCI AC Asia Pacific Excluding Japan Index(3)		(40.65)%	4.21%
Halter USX China Index(3)		(39.29)%	8.20%

(1)	The USX China Fund Class A shares commenced operations on September 23, 2005.
(2)	The USX China Fund Class C shares commenced operations on July 1, 2005.
(3)	The benchmarks’ commencement of operations returns were calculated assuming a commencement date of July 1, 2005.

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results.  The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.  The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost.  Total return calculations reflect expense reimbursements and/or fee waivers in the applicable periods.  See financial highlights for periods where fees were waived and/or reimbursed.

Parr Family of Funds	ANNUAL REPORT

The above graph depicts the performance of The USX China Fund versus the S&P 500 Total Return Index, the MSCI AC Asia Pacific Excluding Japan Index and the Halter USX China Index.  The S&P 500 Total Return Index by Standard and Poor’s Corp. is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally.  The MSCI AC Asia Pacific Excluding Japan Index by Morgan Stanley Capital International is a capitalization weighted index that monitors the performance of stocks from the Asia Pacific region excluding the country of Japan.  The Halter USX China Index by the Halter Financial Group is a modified market capitalization weighted index comprised of U.S. exchange listed securities of companies that derive a majority of their revenues from the People’s Republic of China.  Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and individuals cannot invest directly in any index.

As with any fund, save an index fund, that commonly compares its performance to the S&P 500 Total Return Index, MSCI AC Asia Pacific Excluding Japan Index or Halter USX China Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the indices; so too with The USX China Fund, which will not invest in certain securities comprising these indices.

Parr Family of Funds	ANNUAL REPORT

Information About Your Fund’s Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees; and other Fund expenses.  The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The table below illustrates an example investment of $1,000 at the beginning of the period and held for the entire period of 11/01/08 through 04/30/09.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses.  You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.  For more information on transactional costs, please refer to the Fund’s prospectus.

Expenses and Value of a $1,000 Investment for the six month period ended April 30, 2009

Actual Fund Return (in parentheses)	Beginning Account Value 11/01/08	Ending Account Value 04/30/09	Expenses Paid During Period*
The USX China Fund Class A (-14.75%)	$1,000.00	$852.20	$9.65
The USX China Fund Class C (-15.13%)	1,000.00	848.70	13.75

Hypothetical 5% Fund Return	Beginning Account Value 11/01/08	Ending Account Value 04/30/09	Expenses Paid During Period*
The USX China Fund Class A	$1,000.00	$1,014.38	$10.49
The USX China Fund Class C	1,000.00	1,009.92	14.95

*Expenses are equal to the Fund’s expense ratios of 2.10% and 3.00 % for The USX China Fund Class A and Class C shares, respectively; multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

For more information on Fund expenses, please refer to the Fund’s prospectus, which can be obtained from your investment representative or by calling 1-877-244-6235.  Please read it carefully before you invest or send money.

Parr Family of Funds
The USX China Fund
SCHEDULE OF INVESTMENTS
April 30, 2009	ANNUAL REPORT

COMMON STOCK - (98.50%)	Shares	Value

BIOTECHNOLOGY (13.41%)
China-Biotics, Inc. *	169,370	$1,549,735

BUILDING MATERIALS (2.17%)
China Advanced Construction Materials Group, Inc. *	15,000	36,750
China Architectural Engineering, Inc. *	15,000	23,250
China GengSheng Minerals, Inc. *	255,000	191,250
		251,250

CHEMICALS (3.24%)
China Green Agriculture, Inc. *	35,700	178,857
Gulf Resources, Inc. *	425,500	195,730
		374,587

DISTRIBUTION & WHOLESALE (0.39%)
Chindex International, Inc. *	5,500	45,045

COMPUTERS & COMPUTER SERVICES (0.17%)
PacificNet, Inc. *	425,500	19,573

ELECTRICAL COMPONENTS & EQUIPMENT (13.80%)
Advanced Battery Technologies, Inc. *	25,000	68,750
China 3C Group *	254,200	358,422
China Ritar Power Corp. *	190,700	383,307
Fushi Copperweld, Inc. *	100,200	509,016
Harbin Electric, Inc. *	15,000	119,700
SmartHeat, Inc. *	27,500	155,375
		1,594,570

ELECTRONICS (1.81%)
China Digital TV Holding Co., Ltd. - ADR *	25,000	209,000

ENERGY - ALTERNATE SOURCES (0.65%)
China Solar & Clean Energy Solutions, Inc. *	208,400	75,024

FOOD & BEVERAGE (10.51%)
China Nutrifruit Group Ltd. *	120,600	343,710
Heckmann Corp. *	53,000	279,310
New Dragon Asia Corp. *	60,000	9,600
Zhongpin, Inc. *	66,500	581,875
		1,214,495
HOME BUILDERS (0.98%)
China Housing & Land Development, Inc. *	64,900	112,926

INTERNET (0.47%)
Perfect World Co., Ltd. - ADR *	3,000	54,480

MACHINERY DIVERSIFIED (7.48%)
Wuhan General Group China, Inc. *	459,926	864,661

MISCELLANEOUS MANUFACTURING (4.29%)
China Fire & Security Group, Inc. *	45,000	495,450

OIL & GAS (0.91%)
WSP Holdings Ltd. - ADR	30,200	105,700

Parr Family of Funds
The USX China Fund
SCHEDULE OF INVESTMENTS
April 30, 2009	ANNUAL REPORT

COMMON STOCK - (98.50%) (continued)	Shares	Value

PHARMACEUTICALS (13.97%)
Benda Pharmaceutical, Inc. *	884,277	$26,528
China Pharma Holdings, Inc. *	114,500	184,345
China Sky One Medical, Inc. *	25,000	352,750
Shengtai Pharmaceutical, Inc. *	562,000	899,200
Simcere Pharmaceutical Group - ADR *	21,500	150,930
		1,613,753

RETAIL (6.17%)
China Nepstar Chain Drugstore Ltd. - ADR	23,000	115,920
Fuqi International, Inc. *	95,000	596,600
		712,520

SOFTWARE (9.11%)
China Information Security Technology, Inc. *	108,000	328,320
SinoHub, Inc. *	226,000	565,000
Yucheng Technologies Ltd. *	22,400	159,712
		1,053,032
TRAVEL SERVICES (8.97%)
Universal Travel Group *	211,501	1,036,355

TOTAL COMMON STOCK (Cost $16,231,844)		11,382,156

WARRANTS - (0.15%)	Expiration Date - Exercise Price
Benda Pharmaceutical, Inc. *	11/15/11 - $ 0.555	757,218	-
China Pharma Holdings, Inc. *	02/01/10 - $ 2.38	400,000	-
China Ritar Power Corp. *	02/21/10 - $ 2.78	9,345	-
Shengtai Pharmaceutical, Inc. *	05/15/12 - $ 2.60	100,000	-
SinoHub, Inc. A *	09/08/11 - $ 2.15	50,000	17,500
SinoHub, Inc. B *	09/08/13 - $ 3.00	50,000	-
Smartheat, Inc. *	08/22/11 - $ 6.00	20,000	-
Wuhan General Group China, Inc. *	02/08/12 - $ 2.563	180,000	-
TOTAL WARRANTS (Cost $103,267)			17,500

SHORT TERM INVESTMENTS (0.61%)
Fifth Third Institutional Money Market Fund, 0.73% ** (Cost $70,072)	70,072	70,072

TOTAL INVESTMENTS (Cost $16,405,183) - 99.26%		$11,469,728
OTHER ASSETS IN EXCESS OF LIABILITIES NET - 0.74%		85,551
NET ASSETS - 100%		$11,555,279

* Non-income producing security.
** Rate shown represents the rate at April 30, 2009, is subject to change and resets daily.
ADR American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

Parr Family of Funds
STATEMENT OF ASSETS AND LIABILITIES - April 30, 2009	ANNUAL REPORT

The USX China Fund
Assets:
Investments, at market (cost: $16,405,183)	$11,469,728
Due from advisor	18,950
Receivables:
Investments sold	243,654
Dividends and interest	3,462
Prepaid expenses	21,212
Total assets	11,757,006

Liabilities:
Payables:
Investments purchased	133,677
Capital shares redeemed	5,221
Distribution fees	27,889
Due to Administrator	8,385
Other liabilities and accrued expenses	26,555
Total liabilities	201,727
Net Assets	$11,555,279

Net Assets consist of:
Common stock	$2,213
Additional paid-in capital	27,608,836
Accumulated realized loss on investments	(11,120,315)
Net unrealized depreciation on investments	(4,935,455)

Total Net Assets (2,213,119 shares outstanding; unlimited shares of $0.001 par value authorized)	$11,555,279

Class A shares:
Net Assets applicable to 2,090,827 shares outstanding	$10,928,216
Net Asset Value per share	$5.23

Offering price per share Class A *	$5.48

Minimum redemption price per share Class A **	$5.20

Class C shares:
Net Assets applicable to 122,292 shares outstanding	$627,063
Net Asset Value and offering price per share	$5.13

Minimum redemption price per share Class C ***	$5.08

*	A maximum sales charge of 4.50% is imposed on Class A shares.
**	Class A shareholders pay a 0.50% contingent deferred sales charge ("CDSC") if Class A share purchases exceeding $3 million are redeemed within one year of purchase.
***	A CDSC of 1.00% is imposed in the event of certain redemption transactions within one year of purchase.

The accompanying notes are an integral part of these financial statements.

Parr Family of Funds
STATEMENT OF OPERATIONS	ANNUAL REPORT

The USX China Fund

For the Year Ended
April 30, 2009

Investment income:
Interest	$1,652
Dividends	30,453
Total investment income	32,105

Expenses:
Investment advisory fees	243,163
Distribution fees - Class A	45,428
Distribution fees - Class C	12,821
Accounting and transfer agent fees	79,029
Legal fees	56,615
Insurance fees	30,226
Custody fees	33,662
Registration fees	27,182
Audit fees	21,750
Compliance officer compensation	18,000
Out of pocket expenses	12,390
Miscellaneous	14,199
Trustee fees	6,864
Pricing fees	4,249
Printing fees	2,582
Total expenses	608,160
Less: fees waived and expenses absorbed	(160,758)
Less: distribution fees - Class A waived	(8,278)
Net expenses	439,124

Net investment loss	(407,019)

Realized and unrealized loss on investments:
Net realized loss on investments	(10,902,277)
Net change in unrealized depreciation on investments	(4,862,529)
Net loss on investments	(15,764,806)

Net decrease in net assets resulting from operations	$(16,171,825)

The accompanying notes are an integral part of these financial statements.

Parr Family of Funds
STATEMENTS OF CHANGES IN NET ASSETS	ANNUAL REPORT

	The USX China Fund

	For the Year Ended	For the Year Ended
	April 30, 2009	April 30, 2008

Increase (Decrease) in Net Assets
Operations:
Net investment loss	$(407,019)	$(579,919)
Net realized gain (loss) on investments	(10,902,277)	7,603,768
Net change in unrealized depreciation on investments	(4,862,529)	(7,249,387)
Net decrease in net assets resulting from operations	(16,171,825)	(225,538)

Distributions to shareholders from:
Net realized gain	(1,550,358)	(5,520,721)

Increase (decrease) in net assets from capital share transactions (Note 2)	(4,550,057)	6,610,989

Total increase (decrease) in net assets	(22,272,240)	864,730

Net Assets:
Beginning of period	$33,827,519	$32,962,789

End of period	$11,555,279	$33,827,519

Accumulated undistributed net investment income	$-	$-

The accompanying notes are an integral part of these financial statements.

Parr Family of Funds
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period	ANNUAL REPORT

	Class A *

	For the Year Ended April 30, 2009		For the Year Ended April 30, 2008	For the Year Ended April 30, 2007	For the Period September 23, 2005 to April 30, 2006
Net Asset Value, Beginning of Period	$13.07		$14.62	$12.03	$10.10

Investment Operations:
Net investment income (loss) (a)	(0.16)		(0.23)	(0.15)	0.01
Net realized and unrealized gain (loss) on investments	(6.95)		1.02	2.80	1.92
Total from investment operations	(7.11)		0.79	2.65	1.93

Distributions:
From net realized capital gain	(0.73)		(2.34)	(0.06)	-
Total distributions	(0.73)		(2.34)	(0.06)	-

Net Asset Value, End of Period	$5.23		$13.07	$14.62	$12.03

Total Return (c)	(54.41	)%(b)	1.83%	22.09%	19.11	%(b)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$10,928		$31,650	$32,054	$11,409

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	3.08%		2.35%	2.80%	9.46%[1]
After fees waived and expenses absorbed	2.20%		2.25%	2.18%	1.99%[1]

Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(2.92)%		(1.51)%	(1.80)%	(7.38)%[1]
After fees waived and expenses absorbed	(2.04)%		(1.41)%	(1.18)%	0.09%[1]

Portfolio turnover rate	81.83%		75.41%	40.84%	14.52%

(a)	Per share amounts were calculated using the average shares method.
(b)	Aggregate total return, not annualized.
(c)	Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
[1]	Annualized.
*	The USX China Fund Class A commenced operations on September 23, 2005.

The accompanying notes are an integral part of these financial statements.

Parr Family of Funds
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period	ANNUAL REPORT

	Class C *

	For the Year Ended April 30, 2009	For the Year Ended April 30, 2008	For the Year Ended April 30, 2007	For the Period July 1, 2005 to April 30, 2006
Net Asset Value, Beginning of Period	$12.94	$14.59	$12.01	$10.00

Investment Operations:
Net investment loss (a)	(0.24)	(0.35)	(0.26)	(0.10)
Net realized and unrealized gain (loss) on investments	(6.85)	1.04	2.80	2.11
Total from investment operations	(7.09)	0.69	2.54	2.01

Distributions:
From net realized capital gain	(0.73)	(2.34)	-	-
Total distributions	(0.73)	(2.34)	-	-

Paid-in capital from CDSC fees	0.01	- (b)	0.04	-

Net Asset Value, End of Period	$5.13	$12.94	$14.59	$12.01

Total Return (d)	(54.74)%	1.12%	21.48%	20.10	%(c)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$627	2,177	$909	$202

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	3.83%	3.10%	3.85%	7.94%[1]
After fees waived and expenses absorbed	3.00%	3.00%	3.00%	1.67%[1]

Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(3.67)%	(2.26)%	(2.89)%	(7.40)%[1]
After fees waived and expenses absorbed	(2.84)%	(2.16)%	(2.04)%	(1.12)%[1]

Portfolio turnover rate	81.83%	75.41%	40.84%	14.52%

(a)	Per share amounts were calculated using the average shares method.
(b)	CDSC fees resulted in less than $0.01 per share.
(c)	Aggregate total return, not annualized.
(d)	Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
[1]	Annualized.
*	The USX China Fund Class C commenced operations on July 1, 2005.

The accompanying notes are an integral part of these financial statements.

Parr Family of Funds	ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS
April 30, 2009

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Parr Family of Funds, (the “Trust”), was organized on February 25, 2005 as a Delaware statutory trust. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”).  The sole series of shares of the Trust is The USX China Fund (the “Fund”).  The Fund is a non-diversified Fund.  As a non-diversified Fund, it may invest a significant portion of its assets in a small number of companies.  The Fund’s investment objective is long term growth of capital.  The Fund’s investment adviser is Parr Financial Group, LLC (“Parr” or the “Adviser”). The Fund was registered to offer two classes of shares, Class A and Class C shares.  The Class C shares commenced operations on July 1, 2005.  The Class A shares commenced operations on September 23, 2005. Each class differs as to sales and redemption charges and ongoing fees.  Income and realized/unrealized gains or losses are allocated to each class based on relative share balances.

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America.

a)         Investment Valuation—Common stocks and other equity securities listed on a securities exchange or quoted on a national market system are valued at 4:00 p.m., New York time, on the day of valuation.  Price information on listed stocks is taken from the exchange where the security is primarily traded.  Equity securities that are traded on the NASDAQ National Market System, for which quotes are readily available, are valued at the official closing price.  Securities that are listed on an exchange but which are not traded on the valuation date are valued at the most recent bid quotation.  Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates fair market value.  The Fund normally uses pricing services to obtain market quotations.  Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  Fair value pricing may be used, for example, in situations where (i) a portfolio security, such as a small-cap stock, is so thinly traded that there have been no transactions for that stock over an extended period of time or the validity of a market quotation received is questionable; (ii) the exchange on which the portfolio security is principally traded closes early; (iii) trading of the particular portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation; or (iv) the security or warrant is a restricted security not registered under federal securities laws purchased through a private placement not eligible for resale. Consistent with the foregoing, the Fund has adopted guidelines and instructions for the valuation of restricted securities held by the Fund focusing on such important factors, among others, as valuation, liquidity and availability of relevant information.  These guidelines are implemented by the Fund’s Fair Value Committee, which reviews relevant market conditions for any restricted security held by the Fund on a daily basis to determine the appropriate value for such restricted security.  Because a fair value determination is based on an assessment of the value of the security pursuant to the policies approved by the Fund's Board of Trustees rather than a market price, the fair value price may differ substantially from the price at which the security may ultimately be traded or sold.  As of April 30, 2009, no securities were valued as determined by the Board of Trustees.

b)         Restricted Securities—The Fund may invest in restricted securities and warrants (“Restricted Securities”) through purchases of privately-offered securities of publicly traded companies located or doing business primarily in China.  Other clients of the Adviser can also participate in private placements.  The security that is part of the private placement offering is restricted from sale until such time as its registration becomes effective and the restriction is lifted.  As of April 30, 2009, the Fund did not hold any restricted securities.

The Adviser, subject to the oversight and approval of the Fair Value Committee, determines the fair value price of Restricted Securities on a daily basis using, among other things, factors and criteria established by the Trustees.  These factors and criteria include, without limitation, the nature and duration of the restrictions on the disposition of the Restricted Security; market trading in the applicable company’s publicly traded stock (the “Reference Stock”); government and economic matters affecting China; and information regarding the applicable company and its business.  Using the Fair Value Pricing Instructions, the Adviser seeks to determine the price that is representative of the amount that the Fund might reasonably expect to receive for the Restricted Securities upon their current sale.  Since the fair value of these Restricted Securities is determined pursuant to policies approved by the Trustees rather than by use of market prices, shareholders may receive more or less proceeds or shares from redemptions or purchases than they would if market prices were available for the Restricted Securities.

Parr Family of Funds	ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS
April 30, 2009

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

The Fund adopted SFAS No. 157 on May 1, 2008.  In accordance with SFAS 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date.  In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as “inputs,” to valuation techniques used by market participants to measure fair value.  The term “inputs” refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique.  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs.  The three-level hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3.

SFAS No. 157—Summary of Fair Value Exposure at April 30, 2009

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2009 in valuing the Fund’s investments carried at fair value:

Level	Securities	Other Financial Instruments*
Level 1	$11,452,228	$-
Level 2	17,500	-
Level 3	-	-
Total	$11,469,728	$-

There were no Level 3 investments during the year.

c)         Federal Income Taxes—The Trust’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders.  Therefore, no federal income tax provision is required.

As of and during the year ended April 30, 2009, the Fund did not have a liability for any unrecognized tax expenses.  The Fund recognizes interest and penalties, if any, related to unrecognized tax expenses as income tax expense in the statement of operations.  During the year ended April 30, 2009, the Fund did not incur any interest or penalties.  The Fund is not subject to examination by U.S. Federal tax authorities for tax years before 2006.

Parr Family of Funds	ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS
April 30, 2009

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

d)         Distributions to Shareholders—Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually.  Income and capital gain distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.  Accounting principles generally accepted in the United States of America require that permanent financial reporting differences relating to shareholder distributions be reclassified to paid-in capital or net realized gains.  For the year ended April 30, 2009, net investment loss in the amount of $407,019 was reclassified to paid-in capital.  This reclassification had no effect on net assets.

e)         Use of Estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

f)          Other—Investment and shareholder transactions are recorded on trade date.  The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds.  Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

2.	CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for The USX China Fund Class A shares for the year ended April 30, 2009 were as follows:

	Class A
	Shares	Amount
Sold	244,069	$1,763,150
Reinvested	233,384	1,225,268
Redeemed	(807,612)	(7,220,204)
Net Increase	(330,159)	$(4,231,786)

Transactions in shares of capital stock for The USX China Fund Class C shares for the year ended April 30, 2009 were as follows:

	Class C
	Shares	Amount
Sold	7,612	$88,964
Reinvested	18,063	93,385
Redeemed	(71,685)	(500,620)
Net Increase	(46,010)	$(318,271)

Transactions in shares of capital stock for The USX China Fund Class A shares for the year ended April 30, 2008 were as follows:

	Class A
	Shares	Amount
Sold	796,124	$13,065,270
Reinvested	274,211	4,623,203
Redeemed	(841,503)	(12,785,148)
Net Increase	228,832	$4,903,325

Parr Family of Funds	ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS
April 30, 2009

2.	CAPITAL SHARE TRANSACTIONS (continued)

Transactions in shares of capital stock for The USX China Fund Class C shares for the year ended April 30, 2008 were as follows:

	Class C
	Shares	Amount
Sold	102,054	$1,641,315
Reinvested	13,964	233,624
Redeemed	(10,013)	(167,276)
Net Increase	106,005	$1,707,663

3.	INVESTMENT TRANSACTIONS

For the year ended April 30, 2009, aggregate purchases and sales of investment securities (excluding short-term investments) for The USX China Fund were as follows:

Purchases	Sales
$16,034,417	$22,658,534

There were no government securities purchased or sold during the period.

4.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

Pursuant to the Advisory Agreement, the Adviser provides investment management services to the Fund in accordance with its investment objectives, policies and restrictions.  As compensation for the investment advisory services provided to the Fund, the Fund pays the Adviser a monthly fee based on an annualized rate of 1.25% of the average daily net asset value of the Fund.  For the year ended April 30, 2009, the Adviser earned $243,163 of advisory fees.

The Adviser and the Fund have entered into an Expense Limitation Agreement under which the Adviser has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, and extraordinary expenses and payments, if any, under the Rule 12b-1 Plan).  It is expected that the contractual agreement will continue from year-to-year provided such continuance is approved by the Board of Trustees of the Fund.  Pursuant to the Agreement, the Adviser has agreed to reimburse the Fund to the extent that total annualized expenses exceed 2.00% of the Fund's average daily net assets.  For the year ended April 30, 2009, the Adviser waived advisory fees of $160,758.

One trustee of the Fund is also an officer of the Adviser.  Certain officers of the Fund are also employees of the Adviser.

The Fund has entered into an Investment Company Services Agreement (“ICSA”) with Matrix Capital Group, Inc. (“Matrix”).  Pursuant to the ICSA, Matrix will provide day-to-day operational services to the Funds including, but not limited to, accounting, administrative, transfer agent, dividend disbursement, registrar and record keeping services.  For its services, Matrix receives a minimum fee of $6,250 per month, plus out of pocket expenses.  In addition, the following asset based fees will apply at the following breakpoints: 0.10% on assets between $20 million and $50 million; 0.075% on the next $50 million; 0.05% on the next $100 million; 0.03% in excess of $200 million of daily net assets.  For the year ended April 30, 2009, Matrix earned $91,419 including out of pocket expenses, with $6,885 remaining payable at April 30, 2009.

Pursuant to the ICSA, Matrix will provide chief compliance officer services to the Fund.  For these services Matrix will receive a fee of $18,000 per year, plus out of pocket expenses.  For the year ended April 30, 2009, Matrix earned $18,000 including out of pocket expenses, with $1,500 remaining payable at April 30, 2009.

Certain officers of the Fund are also employees of Matrix.

Parr Family of Funds	ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS
April 30, 2009

4.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS (continued)

The Fund and Adviser have entered into a Distribution Agreement with Matrix Capital Group, Inc.  Pursuant to the Distribution Agreement, Matrix will provide distribution services to the Funds.  Matrix serves as underwriter/distributor of the Funds.  Pursuant to the Distribution Agreement, Matrix receives $7,200 per year from the Fund.  Distribution fees paid to Matrix were paid from accruals made pursuant to Rule 12b-1 under the 1940 Act.  For the year ended April 30, 2009, Matrix received $6,600 from accruals made pursuant to Rule 12b-1, with $0 remaining payable at April 30, 2009.  Effective April 1, 2009, Matrix has agreed to temporarily waive its distribution fees.

A separate plan of distribution has been adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 for each class of shares.  With respect to Class A shares, the plan provides that the Fund may pay a servicing or Rule 12b-1 fee of up to 0.25% annually of the Fund’s average net assets, and up to 1.00% annually of the Fund’s average net assets attributable to Class C shares to persons or institutions for performing certain servicing functions for the Fund’s shareholders.  Under the plan the Fund may pay for any activity primarily intended to result in the sale of shares of the Fund and the servicing of shareholder accounts, provided that the Trustees have approved the category of expenses for which payment is being made.

The distribution plans for the Class A and Class C shares in The USX China Fund took effect September 23, 2005 and July 1, 2005, respectively.  For the year ended April 30, 2009, the Fund accrued $45,428 and $12,821 in 12b-1 expenses attributable to Class A and Class C shares, respectively.  Effective January 1, 2009, the Fund has voluntarily waived $8,278 in 12b-1 expenses attributable to Class A shares.

5.	TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at April 30, 2009 were as follows:

		Gross	Gross	Net
Fund	Cost	Appreciation	Depreciation	Depreciation
The USX China Fund	$17,971,740	$884,384	$(7,386,396)	$(6,502,012)

The difference between book basis and tax-basis unrealized depreciation is attributable primarily to the tax deferral of losses on wash sales.

As of April 30, 2009, the Fund’s components of distributable earnings on a tax basis were as follows:

The USX China Fund
Unrealized Depreciation	$(6,502,012)
Capital Loss Carryforwards	(2,967,345)
Post-October Losses	(6,586,413)
Distributable Earnings, Net	$(16,055,770)

The undistributed ordinary income, capital gains, carryforward losses and post-October losses shown above differ from corresponding accumulated net investment income and accumulated net realized gain (loss) figures reported in the statements of assets and liabilities due to differing book/tax treatment of short-term capital gains, and certain temporary book/tax differences due to the tax deferral of post-October losses.

Under current tax law, net capital losses realized after October 31st may be deferred and treated as occurring on the first day of the following fiscal year.  The Funds elected to defer net capital losses as indicated in the chart below.

	Capital Loss Carryforwards Expiring		Post-October Losses
Fund	2017	Total	Deferred	Utilized
The USX China Fund	$(2,967,345)	$(2,967,345)	$(6,586,413)	$-

Parr Family of Funds	ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS
April 30, 2009

6.	DISTRIBUTIONS TO SHAREHOLDERS

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States.  The information set forth below is for each Fund’s fiscal year as required by federal securities laws.

The tax character of dividends and distributions paid by the Fund were as follows:

Distributions paid from:	For the Fiscal Year Ended April 30, 2009	For the Fiscal Year Ended April 30, 2008
Ordinary Income	$-	$-
Short-Term Capital Gains	-	-
Long-Term Capital Gains	1,550,358	5,520,721

7.	CONCENTRATION OF RISK

The USX China Fund will primarily invest over 80% of its assets in stocks issued by companies listed on U.S. exchanges whose principal business is located in or centered on the People’s Republic of China.  Investing in the companies from one geographic region may pose additional risks inherent to a region's economical and political situation.

8.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of April 30, 2009, Sterne, Agee & Leach, Inc. held 34.51% of The USX China Fund Class A shares in an omnibus account for the sole benefit of its customers.  As of April 30, 2009, Sterne, Agee & Leach, Inc. held 53.33% of The USX China Fund Class C shares in an omnibus account for the sole benefit of its customers.

9.	COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Trust may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications.  The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

10.	RECENT ACCOUNTING PROUNCEMENTS

In March 2008, Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008.  SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows.  Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

Cohen Fund Audit Services, Ltd. 800 Westpoint Pkwy., Suite 1100 Westlake, OH 44145-1524 www.cohenfund.com	440.835.8500 440.835.1093 fax

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To The Shareholders and
Board of Trustees of
The USX China Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The USX China Fund (the "Fund"), a series of the Parr Family of Funds, as of April 30, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four periods in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2009 by correspondence with the Fund's custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The USX China Fund as of April 30, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.
Westlake, Ohio
June 23, 2009

Parr Family of Funds	ANNUAL REPORT

Additional Information (Unaudited)

The Fund files its complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the Commissions website at http://www.sec.gov.  The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC.  Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-244-6235; and on the Commissions website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-877-244-6235; and on the Commission’s website at http://www.sec.gov.

Shareholder Tax Information – The USX China Fund is required to advise you within 60 days of the Fund’s fiscal year end regarding the federal tax status of distributions received by shareholders during the fiscal year.  The Fund designated $1,550,358 (100%) of total distributions paid during the fiscal year ended April 30, 2009 as net capital gain distributions eligible for long-term capital gain rates for individual shareholders.

The tax information above is reported from the Fund’s fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2010 to determine the calendar year amounts to be included on their 2009 tax returns.  Shareholders should consult their own tax advisors.

TRUSTEES AND OFFICERS (Unaudited)

Remuneration Paid to Trustees and Officers—Officers of the Trust and Trustees who are “interested persons” of the Trust or the Adviser will receive no salary or fees from the Trust.  Each Trustee who is not an “interested person” receives a fee of $2,000 each year plus $250 per Fund per meeting attended in person and $100 per Fund per meeting attended by telephone.  The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings.

Name of Trustee**	Aggregate Compensation From the Fund*	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund and Fund Complex Paid to Trustees*
Independent Trustees
Donald G. Wood	$4,050	None	None	$4,050
James W. McDowell, Jr.	$2,550	None	None	$2,550
Interested Trustees
Stephen L. Parr	None	Not Applicable	Not Applicable	None

*    Figures are for the fiscal year ended April 30, 2009.
**  Each of the Trustees serves as a Trustee to the one fund of the Trust.

Management Information. Following are the Trustees and Officers of the Trust, their age and address, their present position with the Trust or the Fund, and their principal occupation during the past five years.  Each of the Trustees of the Trust will generally hold office indefinitely. The Officers of the Trust will hold office indefinitely, except that: (1) any Officer may resign or retire and (2) any Officer may be removed any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal.  In case a vacancy or an anticipated vacancy on the Board of Trustees shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the 1940 Act. Those Trustees who are “interested persons” (as defined in the 1940 Act) by virtue of their affiliation with either the Trust or the Adviser, are indicated in the table.  The Fund’s Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1-877-244-6235.

Name, Address and Age	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen	Other Directorships Held
Independent Trustees
Donald G. Wood 3103 Cambridge Hill Drive Dacula, Georgia 30019 Age 57	Trustee	Since Inception	Mr. Wood has provided business consulting services as a private consultant since February 1987.	One	None

James W. McDowell, Jr. 1400 Willow, No. 804 Louisville, KY 40204 Age 67	Trustee	Since Inception	Mr. McDowell has been the sole Principal and President of McDowell Associates, a business consulting firm, since 1993.	One	Mr. McDowell is a director of Fifth Third Bank Kentucky, a subsidiary of Fifth Third Bank.
Interested Trustees and Officers
Stephen L. Parr * 5100 Poplar Avenue, Suite 3117 Memphis, TN 38137 Age 55	Trustee and President	Since Inception
Mr. Parr is currently the managing member and founder of the Adviser since July 2007.  Previously, he was portfolio manager for Pope Asset Management, LLC (“Pope”), the Fund’s previous investment manager, and served as vice president and a portfolio management consultant for Pope from 2001 to 2007.
				One	None

TRUSTEES AND OFFICERS (Unaudited) (continued)
Name, Address and Age	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen	Other Directorships Held
Interested Trustees and Officers (continued)
Dorothy Westmoreland 5100 Poplar Avenue, Suite 3117 Memphis, TN 38137 Age 61	Treasurer	Since August 1, 2007
Ms. Westmoreland was a client services representative with Clark Tower Executive Suites from 1992 to 2003.  Dorothy worked for Shumaker Financial as a client services representative during January and February 2004.  From 2004 to June 2007, Dorothy was employed as a sales assistant with Pope Asset Management, the Fund’s previous investment manager.  She is currently Vice President and Officer Manager of Parr Financial Group, LLC, Adviser to the Fund.
				N/A	None

Kimberly L. Williams 5100 Poplar Avenue, Suite 3117 Memphis, TN 38137 Age 42	Secretary	Since August 1, 2007
Ms. Williams entered the securities industry in 2000 as a registered sales assistant with Morgan Keegan & Co.  From 2003 to 2007 she was a trading and research assistant with Pope Asset Management, LLC, the Fund’s previous investment manager.  She is currently a Vice President of trading for Parr Financial Group, LLC, Adviser to the Fund.
				N/A	None

David Ganley 630 Fitzwatertown Road Willow Grove, PA 19090 Age 62	Chief Compliance Officer	Since Inception
Mr. Ganley has been the Senior Vice President of Matrix Capital Group since January 2005.  He was previously President of InCap Securities, Inc. and Chief Administrative Officer of Incap Service Co. from 2001to 2005.
				N/A	None
	Assistant Secretary	Since March 2007

Larry Beaver 630 Fitzwatertown Road Willow Grove, PA 19090 Age 40	Assistant Treasurer	Since March 2007
Mr. Beaver has been with Matrix Capital Group since February 2005 and currently is the Director of Fund Administration.  He was previously the Fund Accounting Manager at InCap Service Co. from May 2003 to January 2005.
				N/A	None

* Stephen L. Parr is deemed an interested trustee because he is employed by Parr Financial Group, LLC, the Adviser to the Fund.

Parr Family of Funds
5100 Poplar Avenue
Suite 3117
Memphis, TN 38137

INVESTMENT ADVISER
Parr Financial Group, LLC
5100 Poplar Avenue
Suite 3117
Memphis, TN 38137

ADMINISTRATOR & TRANSFER AGENT
Matrix Capital Group, Inc.
630 Fitzwatertown Road
Building A, Second Floor
Willow Grove, PA 19090-1904

DISTRIBUTOR
Matrix Capital Group, Inc.
420 Lexington Avenue
Suite 601
New York, NY 10017

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
800 Westpoint Parkway
Suite 1100
Westlake, OH 44145-1524

LEGAL COUNSEL
Kilpatrick Stockton LLP
1100 Peachtree Street
Suite 2800
Atlanta, GA  30309

CUSTODIAN BANK
Fifth Third Bank
Fifth Third Center
38 Fountain Square Plaza
Cincinnati, OH 45263

ITEM 2.	CODE OF ETHICS.

a.
The registrant has, as of the end of the period covered by this report, adopted a Code of Ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

b.	During the period covered by this report, there were no amendments to any provision of the Code of Ethics.

c.	During the period covered by this report, there were no waivers or implicit waivers of a provision of the Code of Ethics.

d.	The registrant’s Code of Ethics is filed herewith.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a.	Audit Fees

The aggregate fees billed for the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $19,250 and $19,025 for the fiscal years ended April 30, 2009 and 2008, respectively.

b.	Audit related fees

There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

c.	Tax Fees

The aggregate fees billed for the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $2,000 and $2,200 for the fiscal years ended April 30, 2009 and 2008, respectively.

d.	All other fees

There were no other fees billed for the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraph (a) through (c) of this item.

e.	The Trust has pre approval policies and procedures. 100% of services described in (b) through (d) were pre-approved by the Audit Committee.

f.	All work is performed by permanent employees of Cohen Fund Audit Services, Ltd.

g.
There were no non-audit fees billed by the registrant’s accountant for services rendered to the registrant and rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser, that provides ongoing services to the registrant during the last two fiscal years.

h.	There were no non-audit services rendered to the registrant’s investment adviser.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENT

Included in the annual report to shareholder filed under item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and  procedures (as defined in rule 30a-3(c) under the Investment Company Act  of 1940, as amended (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days  of the filing date of this document.

(b)
There were no significant changes in the registrant’s internal    controls or in other factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12.	EXHIBITS

(1)	Code of Ethics for Principal executive and Senior Officers of The Pope Family of Funds is filed herewith.
(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.
(3)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Parr Family of Funds

By Stephen L. Parr, President	/s/ Stephen L. Parr
Date: June 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Stephen L. Parr, President	/s/ Stephen L. Parr
Date: June 30, 2009

By Dorothy L. Westmoreland, Treasurer	/s/ Dorothy L. Westmoreland
Date: June 30, 2009